Fair Value Measurements - Narrative (Detail) - USD ($)	2 Months Ended	4 Months Ended	12 Months Ended
	Dec. 31, 2021	Oct. 19, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Private placement warrants	$ 21,200,000
Increase in fair value of warrant liabilities	1,200,000	$ 0	$ 0	$ 0	$ 0
Level 1 | Fair Value, Recurring
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Public warrants	46,900,000		0	0
Private placement warrants	$ 0		$ 0	$ 0